SUBSEQUENT EVENTS (Details) $ in Millions	Jun. 21, 2021 CAD ($) $ / h	Feb. 19, 2021 $ / h
SUBSEQUENT EVENTS
Increased electricity demand real time market price		9,000
HB 4492 Financing | ERCOT
SUBSEQUENT EVENTS
Increased electricity demand real time market price	9,000
Notional amount | $	$ 0